15. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 625,825	R$ 585,179
Accumulated amortization	(311,432)	(317,567)
Net	R$ 314,393	R$ 267,612	R$ 255,050	R$ 302,383
Depreciation average rate	12.50%	12.30%
Land
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 92,962	R$ 92,979
Accumulated amortization	0	0
Net	R$ 92,962	R$ 92,979	92,507	92,494
Depreciation average rate	0.00%	0.00%
Buildings
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 82,143	R$ 79,086
Accumulated amortization	(40,438)	(38,961)
Net	R$ 41,705	R$ 40,125	42,360	43,262
Depreciation average rate	2.10%	3.00%
Equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 402,850	R$ 372,872
Accumulated amortization	(250,577)	(256,786)
Net	R$ 152,273	R$ 116,086	103,803	149,140
Depreciation average rate	16.30%	16.50%
Transportation equipment
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 8,946	R$ 11,333
Accumulated amortization	(6,962)	(7,860)
Net	R$ 1,984	R$ 3,473	3,680	4,531
Depreciation average rate	9.90%	10.00%
Furniture and fixtures
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 31,365	R$ 27,250
Accumulated amortization	(13,146)	(13,672)
Net	R$ 18,219	R$ 13,578	11,816	11,986
Depreciation average rate	6.70%	6.80%
Other
Disclosure of detailed information about property, plant and equipment [line items]
Cost	R$ 7,559	R$ 1,659
Accumulated amortization	(309)	(288)
Net	R$ 7,250	R$ 1,371	R$ 884	R$ 970
Depreciation average rate	5.00%	6.20%